FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	$ 1,398	$ 582
Lease liability	648
Contractual Cash Flows
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	1,398
Lease liability	827
Less than 1 year
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	1,398
Lease liability	149
1 - 3 years
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	496
4 - 5 years
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	182
After 5 years
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	$ 0